Exhibit 99.3

Unique LoanID	Overall Event	Final Credit Event	Credit Exceptions	Credit Comments	Final Compliance Event	Compliance Exceptions	Compliance Comments	Eligible For Predatory Testing - Unable to Test	Compliance Comp Factors	Purpose at origination	Occupancy at origination	LTV Original (Calculated)	LTV Combined Orig (Calculated)	Debt (Back) Ratio From 1008
999999962	3	3	[3]Final Application Missing [3]Credit Report Missing [3]No Net Tangible Benefit To Borrower [3]Missing Initial Application	Unable to determine net tangible benefit due to missing previous note and/or payoff statement for subject property. Borrower is not paying off any debt at time of closing or receiving more than $2,000 at closing.	2	[2]Initial GFE Missing [2]Initial TIL Missing				Rate/Term Refi	Owner Occ	70.86	70.86	32.851
999999961	2	1			2	[2]State - Missing Acknowledgment of Receipt of Home Mortgage Loan Informational Document / Attorney General Information Statement [2]State - Missing Attorney General Information Statement [2]State - Missing Statutory Authority Disclosure [2]State - Missing Notice of Escrow of Taxes and Regular Monthly Payment [2]State - Missing Closing Statement / Closing Disclosure				Cashout Refi	Owner Occ	49.27	49.27	25.37
999999960	3	3	[3]No Net Tangible Benefit To Borrower	Unable to determine net tangible benefit due to missing previous note, HUD, and/or payoff statement for subject property.	2	[2]State - Missing Commitment Letter [2]State - Missing Disclosure of Terms of Mortgage Application [2]State - Missing Lock In Disclosure [2]State - Missing Virginia Insurance Disclosure [2]State - Missing Dual Capacity Disclosure [2]State - Missing signed Notice of Mortgage Broker Fee [2]State - Missing Choice of Settlement Agent Disclosure [2]State - Missing Appraisal Notice [2]State - Missing Agent's Certification As to the Validity of Power of Attorney and Agent's Authority				Cashout Refi	Owner Occ	46.33	46.33	36.01
999999946	2	2	[2]Negam by Note Design		1					Cashout Refi	Owner Occ	80	80	27.765
999999934	2	1			2	[2]Initial GFE Date not within 3 days of Initial Application Date [2]Initial TIL Missing				Cashout Refi	Owner Occ	78.12	78.12	49.44
999999913	2	1			2	[2]Initial TIL Incomplete				Purchase	Owner Occ	70	100	43.52
999999912	1	1			1					Cashout Refi	Owner Occ	80	80	36.17
999999810	3	3	[3]Final Application Missing		3	[3]HUD-1 Missing		YES		Cashout Refi	Owner Occ	96.81	96.81	40.61
999999809	2	2	[2]Negam by Note Design		1					Cashout Refi	Owner Occ	73.3	73.3	26.472
999999808	2	1			2	[2]Initial TIL Date not within 3 days of Initial Application Date [2]Initial GFE Date not within 3 days of Initial Application Date [2]State - Missing Application Disclosure Statement [2]HMDA-reportable rate spread (1/1/04-10/1/09)				Purchase	Owner Occ	80	100	49.23
999999807	2	1			2	[2]Initial GFE Missing [2]State - Missing Anti-Coercion Notice [2]State - Missing Broker Application Disclsoure [2]State - Missing Disclosure of Terms of Mortgage Application [2]State - Missing Domestic Partnership Addendum to Uniform Residential Loan Application [2]State - Missing Oral Agreement Notice				Cashout Refi	Owner Occ	56.25	56.25	46.8
999999805	1	1			1					Cashout Refi	Owner Occ	85.64	85.64	40.5
999999804	1	1			1					Purchase	Owner Occ	94.74	94.74	54.37
999999803	2	1			2	[2]Initial TIL Missing				Rate/Term Refi	Owner Occ	10.91	10.91	52.28
999999775	3	1			3	[3]Finance Charge underdisclosed >$100 for Purchase [2]State - Missing Interest Rate Disclsoure [2]State - Missing Affidavit of Compliance / Smoke Alarm [2]State - Missing Borrower's Choice of Attorney Disclosure [2]State - Missing Fair Credit Reporting Act Notice	Finance charges under disclosed by $968.09 which exceeds the $100 tolerance for purchase transactions. Unable to determine under disclosure due to missing itemization of amount financed.		APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Owner Occ	61.03	90.51	56.75
999999773	3	3	[3]Hazard Insurance Coverage Not Adequate [2]Missing Initial Signed Application	Hazard insurance amount of $200,000 is not adequate, due to loan amount being $XXX, and replacement cost per appraisal being $279,000.	2	[2]Initial TIL Date not within 3 days of Initial Application Date [2]Initial GFE Date not within 3 days of Initial Application Date [2]Missing Application Addedum stating applicant, if married, may apply for a separate account [2]Missing Domestic Partnership Affidavit				Rate/Term Refi	Owner Occ	90	90	44.6
999999772	3	3	[3]Hazard Missing [2]Missing Initial Signed Application		2	[2]Credit Score Disclosure Not Present [2]Initial TIL Missing [2]Missing Loan Origination and Compensation Agreement [2]Missing Loan Application Supplemental Disclosure [2]Missing Mtg Lender Disclosures Required by Atty General Consumer Protection Regulations [2]Missing UREA Formaldehyde Foam Insulation (UFFI) Certification				Rate/Term Refi	Owner Occ	72.14	72.14	52.05
999999770	3	3	[3]Other Guideline Issue	Missing loan approval.	2	[2]Missing MD Finance Agreement [2]Missing Attorneys' Fees Disclosure [2]Missing Guarantee Of Loan Program [2]Missing MD Mandatory Arbitration Disclosure [2]Missing Commercially Reasonable Means or Mechanism Worksheet / Ability to Repay [2]Missing Right to Choose Attorney or Title Insurance Company [2]Missing Licensee Information or Affidavit of Exemption [2]Missing Net Tangible Benefit Worksheet [2]Missing Written Acknowledgement of Delivery of the Note [2]Missing MD Notice of Housing Counseling and Services disclosure				Cashout Refi	Owner Occ	90	90	53.4
999999767	3	1			3	[3]TIL Incomplete [2]State - Missing Broker Compensation Disclosure [2]State - Pre-Application Disclosure Statement [2]State - Missing Appraisal and Consumer Report Notice [2]State - Missing Borrower's Choice of Attorney Disclosure [2]Credit Score Disclosure Not Present	Final TIL not executed and dated by borrower.	TESTED		Purchase	Owner Occ	99.61	102.71
999999766	2	1			2	[2]Credit Score Disclosure Not Present [2]State - Missing MD Finance Agreement [2]State - Missing Application Disclosure [2]State - Missing Right to Choose Attorney or Title Insurance Company [2]State - Missing Wet Settlement / Delivery of Net Proceeds Authorization [2]State - Missing MD Notice of Housing Counseling and Services disclosure				Purchase	Owner Occ	100	100	37.91
999999765	3	3	[3]Final Application Missing		2	[2]Initial TIL Missing				Cashout Refi	Owner Occ	60.98	60.98	46.52
999999728	3	3	[3]Hazard Missing [3]Other Guideline Issue	Missing loan approval.	2	[2]Initial GFE Missing [2]Flood Insurance Cert Missing [2]Initial TIL Missing [2]Missing Application Addedum stating applicant, if married, may apply for a separate account [2]Missing Fair Lending Notice [2]Missing Loan Commitiment [2]Missing Hazard Insurance Disclosure [2]Missing Mortgage Loan Disclosure Statement (DRE) [2]Missing Comparison of Sample Mortgage Features: Typical Mortgage [2]Missing Acknowledgment of Receipt of Good Faith Estimate [2]Missing Impound Authorization Disclosure				Cashout Refi	Owner Occ	80	80	38.67
999999727	3	3	[3]Missing Initial Application		2	[2]State - Missing Application Addedum stating applicant, if married, may apply for a separate account [2]State - Missing Mortgage Loan Disclosure Statement (DRE) [2]State - Missing DRE Advance Fee Agreement [2]State - Missing Comparison of Sample Mortgage Features: Typical Mortgage [2]State - Missing Acknowledgment of Receipt of Good Faith Estimate [2]State - Missing Finance Lender Information Disclosure [2]State - Missing Interim Interest Disclosure [2]HMDA-reportable rate spread (1/1/04-10/1/09) [2]State - Missing Notice to Cosigner				Cashout Refi	Owner Occ	51.28	51.28	38.64
999999726	2	1			2	[2]Affiliated Business Doc Missing [2]HMDA-reportable rate spread (1/1/04-10/1/09)				Cashout Refi	Owner Occ	23.93	23.93
999999725	2	1			2	[2]State - Missing Impound Authorization Disclosure				Rate/Term Refi	Owner Occ	52.63	52.63
999999724	3	3	[3]MI Missing		2	[2]Initial TIL Date not within 3 days of Initial Application Date [2]Initial GFE Date not within 3 days of Initial Application Date				Construction To Perm	Owner Occ	86.61	86.61	59.11
999999723	2	1			2	[2]State - Missing Lock In Disclosure [2]State - Missing Virginia Insurance Disclosure				Cashout Refi	Owner Occ	79.44	82.64	38.42
999999458	3	3	[3]Final Application Missing [3]Missing Initial Application		2	[2]HMDA-reportable rate spread (1/1/04-10/1/09) [2]State - Missing Residential Property Disclosure / Homeowner's Certification of Principal Residence [2]State - Missing Guarantee Of Loan Program [2]State - Missing Licensee Information or Affidavit of Exemption [2]Initial GFE Missing [2]Initial TIL Missing				Purchase	Owner Occ	80	100	43.2
999999457	3	3	[3]Final Application Missing [3]Missing Initial Application		2	[2]HMDA-reportable rate spread (1/1/04-10/1/09) [2]Initial GFE Missing [2]Initial TIL Missing				Purchase	Owner Occ	80	100	54.73
999999426	2	2	[2]Negam by Note Design		2	[2]Initial GFE Missing [2]Initial TIL Missing				Cashout Refi	Second Home	75.56	75.56	58.63
999999425	1	1			1					Rate/Term Refi	Owner Occ	65.87	80
999999424	2	1			2	[2]Initial TIL Date not within 3 days of Initial Application Date [2]Initial GFE Date not within 3 days of Initial Application Date [2]Credit Score Disclosure Not Present [2]State - Missing Insurance Disclsoure [2]HMDA-reportable rate spread (1/1/04-10/1/09) [2]State - Missing Appraisal and Consumer Report Notice [2]State - Missing Borrower's Choice of Attorney Disclosure [2]State - Missing Fair Credit Reporting Act Notice				Construction To Perm	Owner Occ	70	83.51	39.63
999999423	3	3	[3]Final Application Missing [3]Missing Initial Application		2	[2]State - Missing Interest rate Lock/Float Disclosure [2]State - Missing Choice of Insurance Disclsoure [2]State - Missing Non-Refundable Fee Disclosure [2]State - Missing Prepayment Penalty Notice or Notice to Refuse Payment on the Note [2]State - Missing Security Protection Provision Statement				Construction To Perm	Owner Occ	87.85	87.85	56.68
999999422	2	1			2	[2]Affiliated Business Doc Missing [2]State - Missing Anti-Coercion Notice [2]State - Missing Choice of Attorney disclosure [2]State - Missing Amortization Information Disclosure				Purchase	Owner Occ	80	80	47.8
999999421	3	1			3	[3]Finance Charge underdisclosed >$100 for Purchase [2]State - Missing Waiver of Borrower''s Rights [2]State - Missing Affidavit of Borrower Under Residential Mortgage Act [2]State - Missing GA Foreclosure Disclosure / Notice Pursuant To O.C.G.A. Section 7-1	Finance charges under disclosed by $1942.78 which exceeds the $100 tolerance for purchase transactions. Unable to determine the reason for the under disclosure due to missing the itemization of amount financed. There is a Lender credit on line 205 for $1950 which is un-itemized therefore excluded.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Owner Occ	80	80	31.98